U.S. securities & exchange commission
                               Washington, D.C. 20549

                                     FORM 24F-2
                           Annual Notice of Securities Sold
                             Pursuant  to Rule  24F-2
                     Read  instructions at end of Form before preparing Form.

1.   Name and address of issuer:    LIMITED TERM MUNICIPAL FUND, INC.
                                    119 E. MARCY STREET - SUITE 202
                                    SANTA FE, NEW MEXICO   87501
                                                                -

2.   Name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box do not list series or classes)
    Limited Term Municipal Fund, Inc. - National Portfolio - Classes A, C, & I Limited Term Municipal Fund, Inc. - California Portfolio - Classes A, C, & I

3.   Investment Company Act File Number:  No. 811-4302

     Securities Act File Number:        No. 002-89526


4a.  Last day of fiscal year for which this Form is filed:       June 30, 2000

4b. Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the form is being filed late, interest must be paid on the registration fee due.
4c.  Check box if this is the last time the issuer will be filling this Form.

5.   Calculation of registration fee:
         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):                                          $ 127,815,843

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                  -$ 289,678,251

         (iii)    Aggregate price of securities  redeemed or repurchased  during any prior fiscal year ending no earlier  than October  11,1995 that  were not  previously  used to reduce  registration  fees
                  payable to the Commission:                              -$ 5,023,256



         (iv)     Total available redemption credits [add Items 5(ii)
                  and 5(iii)]:                                                                   -$ 294,701,507

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                          $ (166,885,664)

         (vi)     Redemption credits available for use in future years $ (166,885,664)
                  - if Item 5(i) is less than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                                                   x .000295

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                                =$ 0

6.   Prepaid Shares




     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):

                                                                                                       +$ 0

8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                       =$ 0

9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                               September 20, 2000

                  Method of Delivery:
                                      X     Wire Transfer
                                            Mail or other means


                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature & Title)*     /s/ STEVEN J.BOHLIN VICE PRESIDENT

                           STEVEN J. BOHLIN VICE PRESIDENT
     Date:  September 20, 2000
  * Please print the name and title of the signing officer below the signature.